WARRANTY OBLIGATIONS AND OTHER GUARANTEES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
WARRANTY OBLIGATIONS AND OTHER GUARANTEES
Standard product warranty term, minimum	1 year
Standard product warranty term, maximum	2 years
Limited warranty services term, minimum	2 years
Activity related to warranty obligations
Balance at the beginning of the period	$ 1,329	$ 4,660	$ 7,734
Accruals for warranties issued during the period (benefit from expirations), net	(473)	2,039	(191)
Warranty reserve derecognized upon IPTV divestiture		(2,507)
Settlements made during the period	(239)	(2,863)	(2,883)
Balance at the end of the period	$ 617	$ 1,329	$ 4,660